Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (57,429)	$ 36,262	$ 30,426
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	11,021	10,838	9,091
Allowance for expected credit losses	697	1,718	7,288
Recovery of related party receivable	(50)	(335)
Provision for obsolete and excess inventory	9,537	8,274	4,218
Stock-based compensation	33,939	6,285	1,622
Impairment of equity method investment	2,281
Loss (income) from equity method investment		7,374	(3,197)
Gain from sales of investment	(1,669)
Change in fair value of warrant liabilities	(1,063)	(61)
Loss on disposal of property and equipment	431	83	246
Gain from disposal of subsidiary		(2,043)
Unrealized loss on marketable securities	55	101
Deferred income taxes	12,499	(12,698)	372
Changes in operating assets and liabilities:
Accounts receivable	(21,969)	788	(14,054)
Inventories	78,766	(70,830)	(76,240)
Prepaid expenses	905	(2,152)	(7,516)
Other assets	9,982	(50,919)	(10,532)
Accounts payable	(14,063)	(20,072)	76,337
Accrued liabilities and other liabilities	(34,449)	41,547	44,636
Deferred revenue	(8,941)	(7,443)	21,817
Dues from affiliate		(3)	(2)
Net cash provided by (used in) operating activities	20,480	(53,286)	84,512
Cash flows from investing activities:
Insurance settlement proceeds			788
Payments to acquire property and equipment	(9,190)	(13,839)	(6,156)
Proceeds on disposal of property and equipment	1	1	132
Proceeds from sale of investment	5,419
Net cash used in investing activities	(3,770)	(13,838)	(5,236)
Cash flows from financing activities:
Borrowings under line of credit	46,188	787	20,000
Repayments under line of credit	(45,742)		(21,467)
Repayments of long-term debt	(274)	(285)	(265)
Cash received from common control asset transaction		11,426
Proceeds from exercise of warrants		538
Proceeds from exercise of stock options	2,890	270
Payments for employee taxes related to stock compensation	(1,514)
Net cash provided by (used in) financing activities	1,548	12,736	(1,732)
Foreign currency effect on cash, cash equivalents and restricted cash	918	972	(345)
Net increase (decrease) in cash, cash equivalents and restricted cash	19,176	(53,416)	77,199
Cash, cash equivalents and restricted cash:
Beginning of period	104,330	157,746	80,547
End of period	123,506	104,330	157,746
Supplemental disclosures of cash flow information:
Cash paid for interest	558	268	270
Cash paid for income taxes	4,963	6,374	261
Supplemental schedule of noncash investing activities
Cashless exercise of stock options	723	677
ROU assets exchanged for lease liabilities	$ 7,517	$ 60,672	$ 16,910